Segmentation - Schedule of Net of Depreciation, Amortization Share-Based Compensation, Provisions and Impairments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net of Depreciation, Amortization Share-Based Compensation, Provisions and Impairments [Abstract]
Total Consolidated Assets	$ 20,007,029		$ 21,093,895	$ 20,837,306
Capital Expenditures	$ 131,973	$ 74,067	$ 265,445	$ 155,054